Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments
Critical accounting estimates and judgments
5.	Critical accounting estimates and judgments

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires Management to exercise its judgment in the process of applying the Group’s accounting policies. It also requires the use of assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on Management’s best knowledge of current events and actions, actual results may ultimately differ from those estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical judgements in applying the Group’s accounting policies

●	Internally generated intangible assets

Costs relating to internally generated intangible assets, are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on management’s judgement that technological and economic feasibility criteria are met. In making this judgement, management considers the progress made in each development project and its latest forecasts for each project. Other expenditure is charged to the consolidated statement of profit or loss in the year in which the expenditure is incurred. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

●	Income taxes

Significant judgment is required in determining the provision for income taxes. There are transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

●	Impairment of intangible assets

Intangible assets are initially recorded at acquisition cost and are amortized on a straight-line basis over their useful economic life. Intangible assets that are acquired through a business combination are initially recorded at fair value at the date of acquisition. Indefinite-lived intangible assets are reviewed for impairment at least once per year and definite-lived intangible assets are evaluated upon the occurrence of a triggering event. The impairment test is performed using the discounted cash flows expected to be generated through the use of the intangible assets, using a discount rate that reflects the current market estimations and the risks associated with the asset. When it is impractical to estimate the recoverable amount of an asset, the Group estimates the recoverable amount of the cash generating unit in which the asset belongs to.